Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Equity Investments in Subsidiaries (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 668,549,353	$ 668,549,353
Proportion of ownership interest in subsidiary	100.00%	100.00%
Cobranzas Regionales S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 3,910,000	$ 3,910,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Galicia Asset Management S.A.U. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 20,000	$ 20,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 71,309	$ 71,309
Proportion of ownership interest in subsidiary	99.99%	99.99%
Galicia Retiro Compania de Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 7,727,271	$ 7,727,271
Proportion of ownership interest in subsidiary	100.00%	100.00%
Galicia Securities S.A.U. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 95,392,000	$ 95,392,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Galicia Seguros S.A.U. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 1,830,883	$ 1,830,883
Proportion of ownership interest in subsidiary	100.00%	100.00%
Galicia Warrants S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 1,000,000	$ 1,000,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
IGAM LLC [Member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 77,643,963	$ 77,643,963
Proportion of ownership interest in subsidiary	100.00%	100.00%
INVIU Uruguay Agente de Valores S A [Member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 12,000	$ 12,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
INVIU S.A.U. [Member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 1,000,000	$ 1,000,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 1,012,567,500	$ 1,012,567,500
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ondara S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 25,776,101	$ 25,776,101
Proportion of ownership interest in subsidiary	100.00%	100.00%
Sudamericana Holding S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 185,653	$ 185,653
Proportion of ownership interest in subsidiary	100.00%	100.00%
Tarjeta Naranja S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 2,824	$ 2,824
Proportion of ownership interest in subsidiary	100.00%	100.00%
Tarjetas Regionales S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 1,680,183,936	$ 1,680,183,936
Proportion of ownership interest in subsidiary	100.00%	100.00%